Benefits Payable (Tables)	12 Months Ended
Dec. 31, 2010
Benefits Payable [Abstract]
Activity In Benefits Payable

	2010	2009	2008
	(in thousands)
Balances at January 1	$2,943,379	$2,898,782	$2,355,461
Acquisitions	0	0	96,021
Incurred related to:
Current year	24,185,717	21,943,547	21,114,008
Prior years	(434,015)	(252,756)	(268,027)

Total incurred	23,751,702	21,690,791	20,845,981

Paid related to:
Current year	(21,671,345)	(19,581,314)	(18,601,120)
Prior years	(1,809,610)	(2,064,880)	(1,797,561)

Total paid	(23,480,955)	(21,646,194)	(20,398,681)

Balances at December 31	$3,214,126	$2,943,379	$2,898,782

Benefit Expenses Excluded From Activity In Benefits Payable

	2010	2009	2008
	(in thousands)

Military services	$3,059,492	$3,019,655	$2,819,787
Future policy benefits	305,875	73,130	64,338

Total	$3,365,367	$3,092,785	$2,884,125